Share-Based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended					19 Months Ended
	Apr. 19, 2021 shares	Aug. 23, 2019 CNY (¥) shares	Aug. 23, 2019 USD ($) shares	May 31, 2021 CNY (¥) shares	May 31, 2021 USD ($) shares	Sep. 30, 2019 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Dec. 31, 2018	Jun. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation		¥ 63,574	$ 9,743				¥ 68,932	$ 10,817	¥ 82,667	¥ 64,799
Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted	1,047,890
Share based compensation by share based payment arrangement vesting period	2 years
Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage		20.00%	20.00%
Share-based Payment Arrangement, Tranche One [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	40.00%
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage		20.00%	20.00%
Share-based Payment Arrangement, Tranche Two [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	30.00%
Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage		30.00%	30.00%
Share-based Payment Arrangement, Tranche Three [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	30.00%
Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage		30.00%	30.00%
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted	785,917
Share based compensation by share based payment arrangement vesting period	2 years
Allocated share based compensation				¥ 10,296	$ 1,594
Stock Options cancelled during period				2,187,287	2,187,287
Executive Officer [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	40.00%
Executive Officer [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	30.00%
Executive Officer [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	30.00%
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted		2,382,344	2,382,344
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity share capital reserved for share based compensation													19.55%
Share based compensation by share based payment arrangement number of options granted										1,944,256
2017 Plan [Member] | Employees [Member] | One Hundred Percent Vesting On The Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												100.00%
2017 Plan [Member] | Employees [Member] | One Hundred Percent Vesting After One Year From The Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												100.00%
2017 Plan [Member] | Employees [Member] | Three Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												25.00%
2017 Plan [Member] | Employees [Member] | Three Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												35.00%
2017 Plan [Member] | Employees [Member] | Three Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												40.00%
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												40.00%
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												20.00%
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												20.00%
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member] | Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage												20.00%
2017 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted											224,348
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity share capital reserved for share based compensation		19.55%	19.55%
Share based compensation by share based payment arrangement number of options granted							785,917	785,917	349,373	5,583,659
Stock Options cancelled during period							(2,187,287)	(2,187,287)
Stock issued during period shares stock options exercised							1,842,456	1,842,456
2019 Plan [Member] | IPO [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted							106,341	106,341
2019 Plan [Member] | Employees And Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares reserved held in trust		9,502,550	9,502,550
2019 Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted		3,396,372	3,396,372
2019 Plan [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted		243,032	243,032			2,187,287
2019 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted							1,047,890	1,047,890	36,539	2,382,344
Stock issued during period shares stock options exercised							1,074,879	1,074,879
2019 Plan [Member] | Former Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted		583,277	583,277
Stock issued during period shares stock options exercised							583,277	583,277